Shareholder Fees {- Fidelity Women's Leadership ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Sustainability U.S. Equity & Women's Leadership ETFs - Combo PRO-05 | Fidelity Women's Leadership ETF
Shareholder Fees:
(fees paid directly from your investment)	none